Shareholder Report, Holdings (Details)	Jul. 31, 2026
Fidelity Massachusetts Municipal Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Fidelity Massachusetts Municipal Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Massachusetts Municipal Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Massachusetts Municipal Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Massachusetts Municipal Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Massachusetts Municipal Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Massachusetts Municipal Money Market Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Massachusetts Municipal Money Market Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Massachusetts Municipal Money Market Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Massachusetts Municipal Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Massachusetts Municipal Money Market Fund - Premium Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Massachusetts Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Massachusetts Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Massachusetts Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Massachusetts Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Massachusetts Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Massachusetts Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Massachusetts Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Massachusetts Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Massachusetts Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	62.60%
Fidelity Massachusetts Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Massachusetts Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Massachusetts Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Massachusetts Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Massachusetts Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%